Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities - Working Not Working acquisition) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 77,270	$ 77,270
Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Trade Names [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Working Not Working, Inc.
Business Acquisition [Line Items]
Cash and cash equivalents	$ 910
Other tangible assets assumed	369
Goodwill	4,525
Total acquired assets	11,230
Total assumed liabilities	(1,308)
Net assets acquired	9,922
Working Not Working, Inc. | Creative relationships
Business Acquisition [Line Items]
Other tangible assets assumed	$ 4,252
Finite-Lived Intangible Asset, Useful Life	10 years
Working Not Working, Inc. | Customer Relationships [Member]
Business Acquisition [Line Items]
Other tangible assets assumed	$ 812
Finite-Lived Intangible Asset, Useful Life	2 years
Working Not Working, Inc. | Trade Names [Member]
Business Acquisition [Line Items]
Other tangible assets assumed	$ 362
Finite-Lived Intangible Asset, Useful Life	3 years